Document and Entity Information	May 01, 2018
Prospectus:
Document Type	497
Document Period End Date	May 01, 2018
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 26, 2018
Document Effective Date	Nov. 26, 2018
Prospectus Date	May 01, 2018